RECENTLY ADOPTED OR ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ADOPTED OR ISSUED ACCOUNTING PRONOUNCEMENTS
3.	RECENTLY ADOPTED OR ISSUED ACCOUNTING PRONOUNCEMENTS

On August 27, 2014, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance (ASU 2014-15), Presentation of Financial Statements—Going Concern. The guidance requires Management to perform interim and annual assessments on whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year of the date the financial statements are issued and to provide related disclosures, if required. The new standard is effective for us for the year ended December 31, 2016 and for subsequent interim periods. The adoption of the standard is not expected to have a material effect on our consolidated financial statements and related disclosures.

On May 28, 2014, FASB issued authoritative guidance (ASU 2014-09), Revenue from Contracts with Customers, a standard convergence project with the International Accounting Standards Board (“IASB”). The guidance will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. We are evaluating the effect the guidance will have on our consolidated financial statements and related disclosures. We have not yet selected a transition method nor have we determined the effect of the standard on our ongoing financial reporting.